UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: ___
 This Amendment (Check only one.):  [ ] is a restatement.
 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Weiss Asset Management LP[1
]Address: 222 Berkeley Street, 16th Floor,
   Boston, MA 02116

Form 13F File Number: 028-12911

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Georgiy Nikitin
Title: Chief Compliance Officer
Phone: (617) 778-7780

Signature, Place, and Date of Signing:

   /s/ Georgiy Nikitin        Boston, MA             February 14, 2010
----------------------------- --------------------- -------------------------
   [Signature][City, State][Date]

[1] Prior to February 1, 2010, Weiss Asset Management LP was structured as a limited liability company named Weiss Capital LLC, and reported holdings of one private investment company (the "Company"), for which it served as investment manager.* On February 1, 2010, Weiss Capital LLC converted to limited partnership form, changed its name to Weiss Asset Management LP, and was also appointed as the investment manager to an additional entity, a private investment partnership (the "Partnership").* Since February 1, 2010, Weiss Asset Management LP has served as the investment manager to both the Company and the Partnership, and therefore, the holdings on this Schedule 13F include the securities beneficially owned by the Company and the Partnership. The holdings of the Partnership previously were reported by BIP GP LLC (f/k/a Weiss Asset Management LLC), which is the general partner of the Partnership.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None



   FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers: 2

Form 13F Information Table Entry Total:   26

Form 13F Information Table Value Total: $ 99,531
 (thousands)

List of Other Included Managers:

No.:   Form 13F File Number:    Name:
1   028-12279     Andrew Weiss
2   028-12910     BIP GP LLC

COLUMN 1                   COLUMN 2       COLUMN 3  COLUMN 4 COLUMN 5                  COLUMN 6       COLUMN 7 COLUMN 8
                                                    AMOUNT AND TYPE OF                                         VOTING AUTHORITY
                                                    SECURITY
                                                    VALUE    SHR OR                    INVESTMENT     OTHER
NAME OF ISSUER             TITLE OF CLASS CUSIP     (x$1000) PRN AMT   SH/PRN PUT/CALL DISCRETION     MANAGERS SOLE      SHARED NONE
AU OPTRONICS CORP          SPONSORED ADR  002255107 5,489    526,798   SH              SHARED-DEFINED 1, 2     526,798          0
ADVANCED SEMICONDUCTOR     SPONSORED ADR  00756M404 3,868    673,952   SH              SHARED-DEFINED 1, 2     673,952          0
ENGR
BARCLAYS BANK PLC          ETN            06739H255 1,000    23,900    SH              SHARED-DEFINED 1, 2     23,900           0
                           DJUBSPLATM38
BLUE CHIP VALUE FD INC     COM            095333100 2,186    589,151   SH              SHARED-DEFINED 1, 2     589,151          0
CORNERSTONE STRATEGIC      COM NEW        21924B203 397      44,884    SH              SHARED-DEFINED 1, 2     44,884           0
VALUE
CORNERSTONE TOTAL RTRN FD  COM NEW        21924U201 1,035    131,350   SH              SHARED-DEFINED 1, 2     131,350          0
IN
GLOBALOPTIONS GROUP INC    COM NEW        37946D209 14,416   5,766,324 SH              SHARED-DEFINED 1, 2     5,766,324        0
GLOBAL X FDS               BOLSA FTSE ETF 37950E200 1,304    30,652    SH              SHARED-DEFINED 1, 2     30,652           0
INFOSYS TECHNOLOGIES LTD   SPONSORED ADR  456788108 3,328    43,747    SH              SHARED-DEFINED 1, 2     43,747           0
ISHARES INC                MSCI THAILAND  464286624 506      7,820     SH              SHARED-DEFINED 1, 2     7,820            0
ISHARES TR                 HIGH YLD CORP  464288513 2,230    24,700    SH              SHARED-DEFINED 1, 2     24,700           0
KT CORP                    SPONSORED ADR  48268K101 9,638    463,352   SH              SHARED-DEFINED 1, 2     463,352          0
MI DEVS INC                CL A SUB VTG   55304X104 34,762   1,282,748 SH              SHARED-DEFINED 1, 2     1,282,748        0
MARKET VECTORS ETF TR      MINOR METALS   57060U472 882      36,740    SH              SHARED-DEFINED 1, 2     36,740           0
MONTGOMERY STR INCOME SECS COM            614115103 1,084    68,700    SH              SHARED-DEFINED 1, 2     68,700           0
I
MYREXIS INC                COM            62856H107 64       15,499    SH              SHARED-DEFINED 1, 2     15,499           0
NEUBERGER BERMAN RE ES SEC COM            64190A103 75       18,833    SH              SHARED-DEFINED 1, 2     18,833           0
F
NFJ DIVID INT & PREM       COM SHS        65337H109 343      19,600    SH              SHARED-DEFINED 1, 2     19,600           0
STRTGY
POWERSHARES INDIA ETF TR   INDIA PORT     73935L100 1,171    46,055    SH              SHARED-DEFINED 1, 2     46,055           0
RIVERSOURCE LASALLE INTL   COM            76932W102 359      38,220    SH              SHARED-DEFINED 1, 2     38,220           0
R/E
SPDR INDEX SHS FDS         S&P EMKTSC ETF 78463X756 267      4,683     SH              SHARED-DEFINED 1, 2     4,683            0
SATYAM COMPUTER SERVICES   ADR            804098101 2,801    959,414   SH              SHARED-DEFINED 1, 2     959,414          0
LTD
SILICONWARE PRECISION INDS SPONSD ADR SPL 827084864 2,494    419,200   SH              SHARED-DEFINED 1, 2     419,200          0
L
WISDOMTREE TRUST           INDIA ERNGS FD 97717W422 1,756    66,552    SH              SHARED-DEFINED 1, 2     66,552           0
QIAO XING MOBILE COMM CO   SHS            G73031109 7,969    1,962,901 SH              SHARED-DEFINED 1, 2     1,962,901        0
LTD
QIAO XING UNVL RESOURCES   SHS            G7303A109 105      37,016    SH              SHARED-DEFINED 1, 2     37,016           0
INC